LOANS HELD FOR INVESTMENT, NET (Details 5) - Loan Receivable - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Total Financing Receivable	$ 197,621,426	$ 194,720,692	$ 176,318,427
Pass
Financing Receivable, Recorded Investment [Line Items]
Total Financing Receivable	190,762,512	188,208,940	172,640,651
Special mention
Financing Receivable, Recorded Investment [Line Items]
Total Financing Receivable	1,793,158	2,105,099	656,823
Substandard
Financing Receivable, Recorded Investment [Line Items]
Total Financing Receivable	4,761,612	4,052,445	$ 3,020,953
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total Financing Receivable	$ 304,144	$ 354,208
Loss
Financing Receivable, Recorded Investment [Line Items]
Total Financing Receivable
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total Financing Receivable	$ 149,189,698	$ 146,643,998	$ 129,948,473
Commercial real estate | Pass
Financing Receivable, Recorded Investment [Line Items]
Total Financing Receivable	144,577,449	142,560,320	126,864,801
Commercial real estate | Special mention
Financing Receivable, Recorded Investment [Line Items]
Total Financing Receivable	1,489,421	1,862,059	571,294
Commercial real estate | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total Financing Receivable	$ 3,122,828	$ 2,221,619	$ 2,512,377
Commercial real estate | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total Financing Receivable
Commercial real estate | Loss
Financing Receivable, Recorded Investment [Line Items]
Total Financing Receivable
One- to four-family residential real estate
Financing Receivable, Recorded Investment [Line Items]
Total Financing Receivable	$ 29,930,302	$ 31,412,437	$ 32,959,380
One- to four-family residential real estate | Pass
Financing Receivable, Recorded Investment [Line Items]
Total Financing Receivable	28,427,054	29,434,236	32,382,072
One- to four-family residential real estate | Special mention
Financing Receivable, Recorded Investment [Line Items]
Total Financing Receivable	213,762	147,375	85,528
One- to four-family residential real estate | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total Financing Receivable	$ 1,289,486	$ 1,830,826	$ 491,780
One- to four-family residential real estate | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total Financing Receivable
One- to four-family residential real estate | Loss
Financing Receivable, Recorded Investment [Line Items]
Total Financing Receivable
Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Total Financing Receivable	$ 10,798,417	$ 10,235,492	$ 8,594,344
Commercial and industrial | Pass
Financing Receivable, Recorded Investment [Line Items]
Total Financing Receivable	10,078,247	9,785,619	$ 8,577,548
Commercial and industrial | Special mention
Financing Receivable, Recorded Investment [Line Items]
Total Financing Receivable	89,975	$ 95,665
Commercial and industrial | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total Financing Receivable	326,051		$ 16,795
Commercial and industrial | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total Financing Receivable	$ 304,144	$ 354,208
Commercial and industrial | Loss
Financing Receivable, Recorded Investment [Line Items]
Total Financing Receivable
Consumer and other
Financing Receivable, Recorded Investment [Line Items]
Total Financing Receivable	$ 7,703,009	$ 6,428,765	$ 4,816,230
Consumer and other | Pass
Financing Receivable, Recorded Investment [Line Items]
Total Financing Receivable	$ 7,679,762	$ 6,428,765	$ 4,816,230
Consumer and other | Special mention
Financing Receivable, Recorded Investment [Line Items]
Total Financing Receivable
Consumer and other | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total Financing Receivable	$ 23,247
Consumer and other | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total Financing Receivable
Consumer and other | Loss
Financing Receivable, Recorded Investment [Line Items]
Total Financing Receivable